Benefit Plans - Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Plan [Member]
Benefit Plans [Abstract]
Fair value of plan assets	$ 74,232	$ 67,421	$ 59,641
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	54,561	44,762
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	19,671	22,659
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	74,232	67,421
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	6,561	2,848
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	6,561	2,848
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	47,460	41,384
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	47,460	41,384
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	19,671	22,659
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	19,671	22,659
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	540	530
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	540	530
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets		0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets		0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets		0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member]
Benefit Plans [Abstract]
Fair value of plan assets	42,854	38,079	$ 33,224
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	29,738	25,784
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	13,116	12,295
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	42,854	38,079
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	2,918	2,407
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	2,918	2,407
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	26,820	23,377
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	26,820	23,377
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	13,116	12,295
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Benefit Plans [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Benefit Plans [Abstract]
Fair value of plan assets	$ 13,116	$ 12,295